Income and other taxes - Reconciliation of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Beginning balance deferred tax liability (asset)	$ 54,085	$ 74,072
Deferred tax expense (income)	38,392	(20,170)
Amount charged to OCI	0	183
Net change in deferred taxes	38,392	(19,987)
Ending balance deferred tax liability (asset)	$ 92,477	$ 54,085